Other Accounts Payable And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Accounts Payable And Accrued Expenses [Abstract]
Employees and payroll accruals	$ 11,392	$ 13,085
Provision for warranty costs	2,851	2,984
Government authorities	3,602	4,609
Accrued expenses	16,337	20,312
Other accounts payable	3,066	4,536
Other accounts payable and accrued expenses	$ 37,248	$ 45,526